Inventories	12 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES, NET

Inventories, net consisted of the following:

	September 30, 2025	September 30, 2024
Raw materials	$2,096,847	$2,060,514
Work-in-progress	1,910,478	1,745,523
Finished goods	915,839	1,367,421
Inventories, net	$4,923,164	$5,173,458

Included in inventory amount is an inventory written down for slow moving items, consisting of raw materials of $744,611 and $720,533, finished goods of $74,472 and $37,524, work-in-progress of $44,395 and $41,474 as of September 30, 2025 and 2024, respectively.